LGT ASSET MANAGEMENT
A PIONEER IN
INTERNATIONAL
MARKETS
GT GLOBAL
CONSUMER
PRODUCTS AND
SERVICES FUND

ANNUAL REPORT
OCTOBER 31, 1995

                                                                          [LOGO]

TABLE
OF CONTENTS

Report from the Fund
Managers and Key
Portfolio Holdings.....          1

Report of Independent
Accountants............        F-1

Financial Statements...        F-2

REPORT FROM THE FUND MANAGERS

The G.T. Global Consumer Products and Services Fund seeks long-term capital growth by investing primarily in securities of companies throughout the world that manufacture, market, retail or distribute consumer products and services. PERFORMANCE REVIEW
The Fund's total return from inception on December 30, 1994, through October 31, 1995, was 27.65% for Class A shares (21.58% including the maximum 4.75% sales charge). Total return for Class B shares was 27.12% (22.12% including the maximum effect of the 5% contingent deferred sales charge). During the same period, the Morgan Stanley Capital International (MSCI) World Index(1) returned 13.87%. For more performance information, please see page 6.
The Fund outperformed the index because of its overweighting in the United States, and its stock selection. Throughout the period, the Fund had an average weighting in the U.S. of approximately 60%, and U.S. markets outperformed every other major stock market in the world.
MARKET REVIEW
DEVELOPED MARKETS
A significant portion of the Fund's holdings are in multinational companies domiciled in the U.S. or Europe. Overall, these multinationals performed well as a result of strong demand for consumer products in their respective markets, as well as significant foreign demand. We believe these companies are well positioned to take advantage of rising income levels in many emerging markets. In addition, many smaller consumer products companies in the developed markets performed well because of the uniqueness of their products.
EMERGING MARKETS
Gross domestic product (GDP) of the emerging markets has been rising at a faster rate than the GDP of the developed world. While emerging market nations have enjoyed GDP growth at 5.2% per annum since 1989, G-7 (the U.S., Japan, Germany, Italy, France, the UK and Canada) GDP has grown at a mere 2.0%. Looking forward, the International Monetary Fund estimates that developing world GDP will grow 6.3% in 1996, versus 2.4% for the developed world.(2)

------------------
(1) The MSCI World Index is an arithmetic average, weighted by market value, of the performance of 1,577 securities listed on major world stock exchanges -- the U.S., Europe, Canada, Australia,
 New Zealand and the Far East. It includes the effect of reinvested dividends and is measured in U.S. dollars.
(2) Source: World Economic Outlook October 1995, International Monetary Fund, 1995.

Historically, higher emerging market growth rates have generally translated into increased sales of consumer products. As countries increase their wealth, consumers tend to spend a lower percentage of their total income on basic necessities such as food, which creates increased funds to spend on luxury items. For example, in Asia there is a strong correlation between GDP per capita and the percentage of income spent on food. In Vietnam, Indonesia, China and the Philippines, where annual per capita income is low ($200-$800), the percentage of income spent on food is very high (55%-78%), while in Hong Kong and Singapore, where the annual per capita income is higher ($18,000), the percentage of income spent on food is lower (15%-18%).(3)

PORTFOLIO STRATEGY
Our investment strategy is to select companies whose earnings growth, in our opinion, is likely to outpace expectations. We look for companies with potential for positive quarterly earnings surprises and positive earnings revisions by Wall Street analysts. In addition, we invest in companies we believe display strong fundamentals, such as high return on equity, low debt and highly predictable earnings and cash flow. On October 31, 1995, the Fund was overweighted in the U.S. (61%) relative to its other holdings, and invested in Europe (24%), Asia (8%), Canada (4%), and Africa (3%). We expect to continue to overweight the U.S. because of its abundance of attractive consumer multinational companies which, in our opinion, will benefit from economic growth outside of North America.(4)

Currently, the Fund tends to be less affected by macroeconomic cycles and more affected by individual company selection. We focus on the superiority of the product or service offered by the company and its ability to consistently grow that product or service. At the end of October, the Fund was invested in the following industry groups: consumer non-durables (36.9%), services (30.7%), consumer durables (12.3%), health care and technology (3.8%), multi-industry (3%), with 13.3% in other related areas.

------------------
(3) There is no assurance that the trends mentioned in this report will ultimately benefit Fund performance.

(4) Geographic allocations will change as market conditions change.

OUTLOOK
Our outlook for global consumerism continues to be optimistic. We expect to see global economic growth remain healthy over the medium term and a corresponding rise in income levels, resulting in increased purchases of consumer products and services. We also believe these companies will remain attractive investments in light of their attributes. They often have distinguished franchises or name-brand products that tend to compete more on perceived value rather than strictly on price. Most consumer products are also repetitive purchases, bought over and over, making them less dependent on business cycles. Children outgrow shoes, there's always a "hot" new toy, and appliances break or wear out. Lastly, many consumer product companies tend to have low fixed assets and high unrestricted cash flow. High cash generation allows many of these companies to reinvest in core businesses, make acquisitions, repurchase stock or debt, or increase their dividend.

CHRISTIAN WIGNALL                       DEREK WEBB
CHIEF INVESTMENT OFFICER                PORTFOLIO MANAGER
GLOBAL EQUITIES                         SAN FRANCISCO
SAN FRANCISCO

                                                          NOVEMBER 20, 1995

G.T. GLOBAL CONSUMER PRODUCTS AND SERVICES FUND

KEY PORTFOLIO HOLDINGS*

GUCCI                                                                      ITALY
Gucci designs, produces and markets high-end quality leather goods throughout the world: U.S. sales compose 33% of the total sales, Europe 20%, Japan 19%, Asia ex-Japan 12%, and other countries 16%. These products are sold through high-end department stores and boutiques, duty free shops and Gucci stores. After difficulties in the late 1980s, the company has new management and is enjoying substantial revenue and profit growth.

ROBERT MONDAVI                                                     UNITED STATES
Robert Mondavi produces three different brands of wine, each targeted to a different market segment. Premium wine sales have been very strong as Americans are drinking not only more, but better-quality wine. We think Mondavi's brands are well positioned to take advantage of increased demand.

FILA HOLDINGS                                                              ITALY
Fila manufactures athletic footwear and athletic/fashion apparel (65% and 35% of production, respectively). The company sells these products primarily in the U.S. (60% of revenues), followed by Europe (25%), and South Korea (15%). Revenue has been growing rapidly at approximately 40% annually for apparel and 25% for footwear. One of the main drivers of this growth is the popularity of the Grant Hill line of basketball sneakers and apparel.

HEINEKEN N.V.                                                        NETHERLANDS
Heineken is an international beverage producer, with the majority of its income derived from beer sales. Fifty-eight percent of sales are in Europe, followed by 18% in the United States, 18% in Asia, and the balance in Africa and Latin America. We believe Heineken is unique in that it has benefited from increased beer sales in both developed and emerging markets. Sales have grown at approximately 5% a year for the last five years, while profits have increased at 13% per year.

SAFEWAY STORES                                                     UNITED STATES
Safeway operates grocery stores throughout the United States and Canada, and we believe the company has one of the best managements in the grocery store industry. Management has been cutting costs and increasing profits through continued introduction of private label goods, which are more profitable than branded goods. We expect these trends to continue.

------------------
* The Fund may or may nor continue to hold these or any other securities mentioned in this report.

REDMAN INDUSTRIES                                                  UNITED STATES
Redman manufactures modular housing. The manufactured housing industry has been growing rapidly, propelled by the low cost of manufactured homes. Total manufactured housing shipments increased 13% this year and Redman outpaced the industry with sales up approximately 20% over this same period. The company has no debt.

VONS COMPANY                                                       UNITED STATES
Vons operates grocery stores in the Los Angeles area. New management is reducing costs and increasing the company's market share throughout Southern California. The company currently operates 326 supermarkets under the "Vons" and "Pavillions" names.

BELMONT HOMES, INC.                                                UNITED STATES
Belmont Homes is a low-cost, high-quality homes producer. Like Redman Industries, the company is also growing faster than the industry average, with housing volumes increasing 17% excluding acquisitions, and 81% including acquisitions.

MATTEL TOYS                                                        UNITED STATES
Mattel manufactures Barbie dolls (35% of production), Fisher Price Toys (25%), Disney Toys (15%), and other toys (25%). Fifty-three percent of Mattel's sales are in the United States, 30% in Europe, and the balance in Asia and Latin America. In our view, the U.S. toy market is very attractive, as the two largest toy companies control only 37% of the market. Internationally, Mattel has grown 14% annually for the last five years, and we expect international growth to continue to be strong, as 80% of the world's children live in emerging markets.

BLACK & DECKER CORP.                                               UNITED STATES
Black & Decker makes power tools for the professional and do-it-yourself customer. The company has introduced many new products that are showing strong sales, such as the Snake Light and a new line of professional power tools. In addition, the company is restructuring by reducing costs and its debt level.

G.T. GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND
PORTFOLIO SUMMARY

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  PERFORMANCE SUMMARY
                           G.T. Global Consumer Products and Services Fund     MSCI World
12/30/94                                                             9,525         10,000
01/31/95                                                             9,467          9,852
02/28/95                                                             9,533          9,997
03/31/95                                                             9,858         10,481
04/30/95                                                             9,708         10,849
05/31/95                                                             9,867         10,943
06/30/95                                                            10,508         10,942
07/31/95                                                            11,400         11,492
08/31/95                                                            11,542         11,238
09/30/95                                                            12,083         11,567
10/31/95                                                            12,158         11,387

THE CHART AT RIGHT SHOWS THE PERFORMANCE OF THE G.T. GLOBAL
CONSUMER PRODUCTS AND SERVICES FUND CLASS A SHARES SINCE THE FUND'S INCEPTION VERSUS THE MSCI WORLD INDEX. THIS REPRESENTS A CUMULATIVE RETURN OF 21.58%. THE CHART ASSUMES A HYPOTHETICAL $10,000 INITIAL INVESTMENT IN THE FUND'S CLASS A SHARES AND REFLECTS ALL FUND EXPENSES AND THE MAXIMUM 4.75% SALES CHARGE. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND WHILE THE INDEX IS UNMANAGED, DOES NOT INCUR EXPENSES AND IS NOT AVAILABLE FOR INVESTMENT. THE PERFORMANCE OF OTHER CLASSES WILL BE GREATER OR LESS THAN THE LINE SHOWN BASED ON DIFFERENCES IN CHARGES AND FEES PAID BY SHAREHOLDERS INVESTING IN DIFFERENT CLASSES.

AVERAGE ANNUAL TOTAL RETURNS
DECEMBER 30, 1994 -- OCTOBER 31, 1995

  SHARE                    WITHOUT SALES CHARGE              WITH SALES CHARGE+
  CLASS                        LIFE OF FUND                     LIFE OF FUND

  CLASS A*                          27.65%                           21.58%

  CLASS B*                          27.12%                           22.12%

  ADVISOR CLASS**                   23.65%                             N/A

  * The Fund began operations on December 30, 1994.
 ** The Fund began offering Advisor Class shares on June 1, 1995. Advisor Class shares are not sold directly to the general public and are only available through certain employee benefit plans, financial institutions and other entities that have entered into specific agreements with G.T. Global. Please see the "Alternative Purchase Plan" section in the Fund's prospectus.
  + The performance of the Class A and Class B shares reflects the effects of the maximum 4.75% sales charge or the maximum applicable contingent deferred sales charge (5% in first year, decreasing to 0% after six years).

THE DATA ABOVE REPRESENT PAST PERFORMANCE OF THE FUND'S SHARES, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        GEOGRAPHIC ALLOCATION OF NET ASSETS AS OF OCTOBER 31, 1995
UNITED STATES                                                                   64.9%
EUROPE                                                                          24.3%
ASIA PACIFIC                                                                     7.8%
AFRICA                                                                           3.0%
SECTOR ALLOCATION OF NET ASSETS AS OF OCTOBER 31, 1995
CONSUMER NON-DURABLES                                                           36.9%
SERVICES                                                                        30.7%
CONSUMER DURABLES                                                               12.3%
HEALTH CARE & TECHNOLOGY                                                         3.8%
MULTI-INDUSTRY/MISCELLANEOUS                                                     3.0%
SHORT TERM & OTHER                                                              13.3%

ALLOCATIONS WILL CHANGE BASED ON CURRENT MARKET CONDITIONS.

GT GLOBAL
CONSUMER
PRODUCTS AND
SERVICES FUND

FINANCIAL
STATEMENTS

                G.T. GLOBAL CONSUMER PRODUCTS AND SERVICES FUND

                                   REPORT OF
                            INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

ANNUAL REPORT
To the Shareholders of G.T. Global Consumer Products and Services Fund and Board of Directors of G.T. Investment Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of G.T. Global Consumer Products and Services Fund, one of the funds organized as a series of G.T. Investment Funds, Inc., as of October 31, 1995, the related statement of operations, the statement of changes in net assets and the financial highlights for the period from December 30, 1994 (commencement of operations) to October 31, 1995. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of G.T. Global Consumer Products and Services Fund as of October 31, 1995, the results of its operations, the changes in its net assets and the financial highlights for the period from December 30, 1994 (commencement of operations) to October 31, 1995, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
DECEMBER 15, 1995

                G.T. GLOBAL CONSUMER PRODUCTS AND SERVICES FUND

                              STATEMENT OF ASSETS
                                AND LIABILITIES

                                October 31, 1995

--------------------------------------------------------------------------------

Assets:
  Investments in Global Consumer Products and
   Services Portfolio (cost $6,112,921) (Note 1)....     $6,502,154
  Receivable for Fund shares sold...................        490,612
  Receivable from G.T. Capital Management, Inc.
   (Note 2).........................................        267,192
  Unamortized organizational costs (Note 1).........         42,893
                                                         ----------
    Total assets....................................      7,302,851
                                                         ----------
Liabilities:
  Payable for organization expenses (Note 1)........         40,263
  Payable for professional fees.....................         25,016
  Payable for printing and postage expenses.........          9,758
  Payable for service and distribution expenses
   (Note 2).........................................          7,324
  Payable for administration fees (Note 2)..........          5,933
  Payable for registration and filing fees..........          4,366
  Payable for transfer agent fees (Note 2)..........          3,186
  Payable for Directors' fees and expenses (Note
   2)...............................................            697
  Payable for fund accounting fees (Note 2).........            123
  Other accrued expenses............................          1,210
                                                         ----------
    Total liabilities...............................         97,876
                                                         ----------
Net assets..........................................     $7,204,975
                                                         ----------
                                                         ----------
Class A:
Net asset value and redemption price per share
 ($4,082,173 DIVIDED BY 279,721 shares
 outstanding).......................................     $    14.59
                                                         ----------
                                                         ----------
Maximum offering price per share
 (100/95.25 of $14.59) *............................     $    15.32
                                                         ----------
                                                         ----------
Class B:+
Net asset value and offering price per share
 ($2,958,974 DIVIDED BY 203,634 shares
 outstanding).......................................     $    14.53
                                                         ----------
                                                         ----------
Advisor Class: (Notes 1 & 3)
Net asset value, offering price per share, and
 redemption price per share
 ($163,828 DIVIDED BY 11,194 shares outstanding)....     $    14.64
                                                         ----------
                                                         ----------
Net assets consist of:
  Paid in capital (Note 3)..........................     $6,418,609
  Accumulated net realized gain on investments and
   foreign currency transactions....................        397,133
  Net unrealized appreciation on translation of
   assets and liabilities in foreign currencies --
   Global Consumer Products and Services
   Portfolio........................................          6,921
  Net unrealized appreciation of investments --
   Global Consumer Products and Services
   Portfolio........................................        382,312
                                                         ----------
Total -- representing net assets applicable to
 capital shares outstanding.........................     $7,204,975
                                                         ----------
                                                         ----------

----------------
  * On sales of $50,000 or more, the offering price is reduced.
  + Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                G.T. GLOBAL CONSUMER PRODUCTS AND SERVICES FUND

                            STATEMENT OF OPERATIONS

       December 30, 1994 (commencement of operations) to October 31, 1995

--------------------------------------------------------------------------------

Investment income:
  Interest income -- Global Consumer Products and Services
   Portfolio..............................................     $   37,739
  Dividend income -- Global Consumer Products and Services
   Portfolio..............................................         22,144
                                                               ----------
    Total investment income...............................         59,883
                                                               ----------
Expenses:
  Expenses -- Global Consumer Products and Services
   Portfolio..............................................         54,854
  Registration and filing fees............................        101,900
  Legal fees..............................................         39,448
  Audit fees..............................................         31,280
  Transfer agent fees (Note 2)............................         29,425
  Printing and postage expenses...........................         28,600
  Service and distribution expenses: (Note 2)
    Class A..................................     $  8,002
    Class B..................................        7,388         15,390
                                                  --------
  Directors' fees and expenses (Note 2)...................          9,520
  Amortization of organization costs (Note 1).............          8,607
  Administration fees (Note 2)............................          5,933
  Fund accounting fees (Note 2)...........................            622
  Other expenses..........................................          2,014
                                                               ----------
    Total expenses before reductions......................        327,593
                                                               ----------
      Expenses reimbursed by G.T. Capital Management, Inc.
      (Note 2)............................................       (267,192)
      Expense reductions -- Global Consumer Products and
      Services Portfolio..................................         (1,677)
                                                               ----------
    Total net expenses....................................         58,724
                                                               ----------
Net investment income.....................................          1,159
                                                               ----------
Net realized and unrealized gain on
investments and foreign currencies:
  Net realized gain on investments -- Global
   Consumer Products and Services
   Portfolio.................................      402,673
  Net realized loss on foreign currency
   transactions -- Global Consumer Products
   and Services Portfolio....................       (6,699)
                                                  --------
    Net realized gain during the period...................        395,974
  Net change in unrealized appreciation on
   translation of assets and liabilities in
   foreign currencies -- Global Consumer
   Products and Services Portfolio...........        6,921
  Net change in unrealized appreciation of
   investments -- Global Consumer Products
   and Services Portfolio....................      382,312
                                                  --------
    Net unrealized appreciation during the period.........        389,233
                                                               ----------
Net realized and unrealized gain on investments and
 foreign currencies.......................................        785,207
                                                               ----------
Net increase in net assets resulting from operations......     $  786,366
                                                               ----------
                                                               ----------

    The accompanying notes are an integral part of the financial statements.

                G.T. GLOBAL CONSUMER PRODUCTS AND SERVICES FUND

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                         DECEMBER 30, 1994
                                                         (COMMENCEMENT OF
                                                          OPERATIONS) TO
                                                         OCTOBER 31, 1995
                                                         -----------------
Increase in net assets
Operations:
  Net investment income.............................        $     1,159
  Net realized gain on investments and foreign
   currency transactions -- Global Consumer Products
   and Services Portfolio...........................            395,974
  Net change in unrealized appreciation on
   translation of assets and liabilities in foreign
   currencies -- Global Consumer Products and
   Services Portfolio...............................              6,921
  Net change in unrealized appreciation of
   investments -- Global Consumer Products and
   Services
   Portfolio........................................            382,312
                                                         -----------------
  Net increase in net assets resulting from
   operations.......................................            786,366
                                                         -----------------
Capital share transactions: (Note 3)
  Increase from capital shares sold and
   reinvested.......................................          7,649,630
  Decrease from capital shares repurchased..........         (1,331,021)
                                                         -----------------
    Net increase from capital share transactions....          6,318,609
                                                         -----------------
Total increase in net assets........................          7,104,975
Net assets:
  Beginning of period...............................            100,000
                                                         -----------------
  End of period.....................................        $ 7,204,975
                                                         -----------------
                                                         -----------------

    The accompanying notes are an integral part of the financial statements.

                G.T. GLOBAL CONSUMER PRODUCTS AND SERVICES FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                                                             ADVISOR
                                                     CLASS A                         CLASS B                 CLASS+
                                          ------------------------------  ------------------------------  -------------
                                                DECEMBER 30, 1994               DECEMBER 30, 1994         JUNE 1, 1995
                                           (COMMENCEMENT OF OPERATIONS)    (COMMENCEMENT OF OPERATIONS)        TO
                                                  TO OCTOBER 31,                  TO OCTOBER 31,           OCTOBER 31,
                                                      1995*                           1995*                   1995*
                                          ------------------------------  ------------------------------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....            $   11.43                       $   11.43               $   11.84
                                                      -------                         -------             -------------
Income from investment operations:
  Net investment income (loss)..........                 0.02**                         (0.04)**                 0.04**
  Net realized and unrealized gain on
   investments..........................                 3.14                            3.14                    2.76
                                                      -------                         -------             -------------
    Net increase from investment
     operations.........................                 3.16                            3.10                    2.80
                                                      -------                         -------             -------------
Net asset value, end of period..........            $   14.59                       $   14.53               $   14.64
                                                      -------                         -------             -------------
                                                      -------                         -------             -------------
Total investment return (c).............                27.65 %(b)                      27.12 %(b)              23.65%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....            $   4,082                       $   2,959               $     164
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by G.T. Capital (Notes
   1 & 2)...............................                 0.20 %(a)                      (0.30)%(a)               0.70%(a)
  Without expense reductions and
   reimbursement by G.T. Capital........               (11.11)%(a)                     (11.61)%(a)             (10.61)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by G.T. Capital (Notes
   1 & 2)...............................                 2.32 %(a)                       2.82 %(a)               1.82%(a)
  Without expense reductions and
   reimbursement by G.T. Capital........                13.63 %(a)                      14.13 %(a)              13.13%(a)

----------------

(a)  Annualized.
(b)  Not annualized.
(c)  Total investment return does not include sales charges.
  * These selected per share data were calculated based upon weighted average shares outstanding during the period.
 ** Before reimbursement by G.T. Capital Management, Inc., net investment income per share would have been reduced by $1.12, $1.04 and $0.61 for Class A, Class B, and Advisor Class, respectively.
  +  Commencing June 1, 1995, the Fund began offering Advisor Class shares.

    The accompanying notes are an integral part of the financial statements.

                G.T. GLOBAL CONSUMER PRODUCTS AND SERVICES FUND

                                    NOTES TO
                              FINANCIAL STATEMENTS

                                October 31, 1995

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
G.T. Global Consumer Products and Services Fund ("Fund") is a separate series of G.T. Investment Funds, Inc. ("Company"). The Company is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified, open-end management investment company. The Company has twelve series of shares in operation, each series corresponding to a distinct portfolio of investments. The Fund invests substantially all of its investable assets in Global Consumer Products and Services Portfolio ("Portfolio"), which is registered as an open-end management investment company under the 1940 Act and has investment objectives, policies and limitations substantially identical to those of the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this Report and should be read in conjunction with the Fund's financial statements.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. The Fund commenced sale of Advisor Class shares on June 1, 1995. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective service and distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles.

(A)  INVESTMENT VALUATION
Valuation of securities and other investment practices by the Portfolio are discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this Report.

(B)  TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held and excise tax on income and capital gains.

(C)  DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Portfolio and timing differences.

(D)  DEFERRED ORGANIZATIONAL EXPENSES
Expenses incurred by the Fund in connection with its organization, its initial registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares aggregated $51,500. These expenses are being amortized on a straightline basis over a five-year period.

2. RELATED PARTIES
G.T. Capital Management, Inc. ("G.T. Capital") is the Fund's administrator. The Fund pays administration fees to G.T. Capital at the annualized rate of 0.25% of the Fund's average daily net assets. These fees are computed daily and paid monthly, and are subject to reduction in any year to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary items) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average total net asset value of the Fund.

G.T. Global Financial Services, Inc. ("G.T. Global"), an affiliate of G.T. Capital, serves as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with

                G.T. GLOBAL CONSUMER PRODUCTS AND SERVICES FUND the schedule included in the Fund's current prospectus. G.T. Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the period ended October 31, 1995, G.T. Global retained $3,380 of such sales charges. G.T. Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, G.T. Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to contingent deferred sales charges ("CDSCs"), in accordance with the Fund's current prospectus. For the period ended October 31, 1995, G.T. Global collected CDSCs in the amount of $986. In addition, G.T. Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Directors has adopted separate plans of distribution with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund reimburses G.T. Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay G.T. Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for G.T. Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay G.T. Global a distribution fee at the annualized rate of up to 0.50% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for G.T. Global's expenditures incurred in providing services as distributor. All expenses for which G.T. Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Fund's Class B Plan, the Fund may pay G.T. Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for G.T. Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay G.T. Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B Shares for G.T. Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

G.T. Capital and G.T. Global voluntarily have undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the maximum annual rate of 2.40%, 2.90%, and 1.90% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by G.T. Capital of administration fees, waivers by G.T. Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by G.T. Capital or G.T. Global of portions of the Fund's other operating expenses.

G.T. Global Investor Services, Inc. ("G.T. Services"), an affiliate of G.T. Capital and G.T. Global, is the transfer agent of the Fund.

Effective May 1, 1995, G.T. Capital has assumed the role of pricing and accounting agent for the Fund. The monthly fee for these services to G.T. Capital is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by G.T. Capital ("G.T. Funds") and 0.02% to the assets in excess of $5 billion and dividing the result by the aggregate assets of the G.T. Funds. For the period ended October 31, 1995, the Fund paid fund accounting fees of $318 to G.T. Capital.

The Company pays each of its Directors who is not an employee, officer or director of G.T. Capital, G.T. Global or G.T. Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Director.

                G.T. GLOBAL CONSUMER PRODUCTS AND SERVICES FUND

3. CAPITAL SHARES
At October 31, 1995, there were 6,000,000,000 shares of the Company's common stock authorized, at $0.0001 par value. Of this amount, 200,000,000 were classified as shares of the Fund; 400,000,000 were classified as shares of G.T. Global Government Income Fund; 200,000,000 were classified as shares of G.T. Global Health Care Fund; 200,000,000 were classified as shares of G.T. Global Emerging Markets Fund; 200,000,000 were classified as shares of G.T. Global Currency Fund (inactive); 200,000,000 were classified as shares of G.T. Global Growth & Income Fund; 200,000,000 were classified as shares of G.T. Global Small Companies Fund (inactive); 200,000,000 were classified as shares of G.T. Latin America Growth Fund; 400,000,000 were classified as shares of G.T. Global Telecommunications Fund; 200,000,000 were classified as shares of G.T. Global Strategic Income Fund; 200,000,000 were classified as shares of G.T. Global High Income Fund; 200,000,000 were classified as shares of G.T. Global Natural Resources Fund; 200,000,000 were classified as shares of G.T. Global Infrastructure Fund; and 200,000,000 were classified as shares of G.T. Global Financial Services Fund. The shares of each of the foregoing series of the Company were divided equally into two classes, designated Class A and Class B common stock. With respect to the issuance of Advisor Class shares, 100,000,000 shares were classified as shares of each of the fourteen series of the Company and designated as Advisor Class common stock. 1,400,000,000 shares remain unclassified. Transactions in capital shares of the Fund were as follows:

                           CAPITAL SHARE TRANSACTIONS

                                                            DECEMBER 30, 1994
                                                      (COMMENCEMENT OF OPERATIONS)
                                                           TO OCTOBER 31, 1995
                                                      -----------------------------
CLASS A                                                  SHARES          AMOUNT
----------------------------------------------------  ------------   --------------
Shares sold.........................................       330,327     $  4,257,766
Shares repurchased..................................       (54,980)        (746,671)
                                                      ------------   --------------
Net increase........................................       275,347     $  3,511,095
                                                      ------------   --------------
                                                      ------------   --------------

                                                       DECEMBER 30, 1994
                                                       (COMMENCEMENT OF
                                                          OPERATIONS)
                                                      TO OCTOBER 31, 1995
                                                      -------------------
CLASS B                                               SHARES     AMOUNT
----------------------------------------------------  -------  ----------
Shares sold.........................................  246,365  $3,239,565
Shares repurchased..................................  (47,105)   (579,906)
                                                      -------  ----------
Net increase........................................  199,260  $2,659,659
                                                      -------  ----------
                                                      -------  ----------

                                                         JUNE 1, 1995
                                                       (COMMENCEMENT OF
                                                            SALE OF
                                                      SHARES) TO OCTOBER
                                                           31, 1995
                                                      -------------------
ADVISOR CLASS                                         SHARES     AMOUNT
----------------------------------------------------  -------  ----------
Shares sold.........................................   11,525  $  152,299
Shares repurchased..................................     (331)     (4,444)
                                                      -------  ----------
Net increase........................................   11,194  $  147,855
                                                      -------  ----------
                                                      -------  ----------

4. SUBSEQUENT EVENT:
Effective January 1, 1996, as part of a unified corporate identity effort, the name of the BIL GT Group (of which G.T. Capital is a member) will be changed to Liechtenstein Global Trust ("LGT"). The Fund's (or Portfolio's) investment manager and administrator, currently named G.T. Capital Management, Inc., will be changed to "LGT Asset Management, Inc.", and G.T. Global Financial Services, Inc., which serves as the Fund's distributor, will be known as "GT Global, Inc."

                GLOBAL CONSUMER PRODUCTS AND SERVICES PORTFOLIO

                                   REPORT OF
                            INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

ANNUAL REPORT
To the Shareholders and Board of Trustees of Global Consumer Products and Services Portfolio:

We have audited the accompanying statement of assets and liabilities of Global Consumer Products and Services Portfolio, including the portfolio of investments, as of October 31, 1995, the related statement of operations, the statement of changes in net assets and supplementary data for the period from December 30, 1994 (commencement of operations) to October 31, 1995. These financial statements and the supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and the supplementary data based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and the supplementary data referred to above present fairly, in all material respects, the financial position of Global Consumer Products and Services Portfolio as of October 31, 1995, the results of its operations, the changes in its net assets and the supplementary data for the period from December 30, 1994 (commencement of operations) to October 31, 1995, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
DECEMBER 15, 1995

                GLOBAL CONSUMER PRODUCTS AND SERVICES PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1995

--------------------------------------------------------------------------------

                                                                                           Market        % of Net
Equity Investments                                             Country      Shares         Value        Assets {d}
-------------------------------------------------------------  --------   -----------   ------------   -------------
Consumer Non-Durables (36.9%)
  Gucci Group - NY Registered Shares{\/} ....................   ITLY            9,000   $    270,000         4.2
    TEXTILES & APPAREL
  Robert Mondavi Corp. "A"-/- ...............................   US              8,400        237,300         3.7
    BEVERAGES - ALCOHOLIC
  Fila Holding S.p.A. - ADR{\/} .............................   ITLY            5,400        232,875         3.6
    TEXTILES & APPAREL
  Heineken N.V. .............................................   NETH            1,225        217,361         3.3
    BEVERAGES - ALCOHOLIC
  Mattel, Inc. ..............................................   US              7,000        201,250         3.1
    TOYS
  Philip Morris Cos., Inc. ..................................   US              2,225        188,013         2.9
    TOBACCO
  Healthy Planet Products, Inc.-/- ..........................   US             14,000        171,500         2.6
    OTHER CONSUMER GOODS
  Noble China-/- ............................................   CAN            50,400        154,290         2.4
    BEVERAGES - ALCOHOLIC
  St. John Knits, Inc. ......................................   US              3,000        143,625         2.2
    TEXTILES & APPAREL
  Amway Japan Ltd. - ADR{\/} ................................   JPN             7,500        142,500         2.2
    HOUSEHOLD PRODUCTS
  De Rigo S.p.A. - ADR{\/} ..................................   ITLY            5,000        103,125         1.6
    TEXTILES & APPAREL
  Seagram Co., Ltd. .........................................   CAN             2,800        101,919         1.6
    BEVERAGES - ALCOHOLIC
  Gillette Co.  .............................................   US              2,000         96,750         1.5
    PERSONAL CARE/COSMETICS
  Nike, Inc. "B" ............................................   US              1,200         68,100         1.0
    TEXTILES & APPAREL
  Amway Asia Pacific Ltd.{\/} ...............................   HK              1,900         62,225         1.0
    HOUSEHOLD PRODUCTS
                                                                                        ------------
                                                                                           2,390,833
                                                                                        ------------
Services (30.7%)
  Safeway, Inc.-/- ..........................................   US              4,600        217,350         3.3
    RETAILERS-FOOD
  Vons Cos., Inc.-/- ........................................   US              8,100        205,538         3.2
    RETAILERS-FOOD
  Hennes & Mauritz AB "B" Free  .............................   SWDN            2,970        194,314         3.0
    RETAILERS-APPAREL
  Wickes PLC ................................................   UK             94,000        184,969         2.8
    RETAILERS-OTHER
  Fast Retailing Co., Ltd. ..................................   JPN             3,700        180,638         2.8
    RETAILERS-APPAREL
  Polygram N.V. - ADR{\/} ...................................   NETH            2,900        179,800         2.8
    BROADCASTING & PUBLISHING
  Emmis Broadcasting Corp. "A"-/- ...........................   US              6,400        169,600         2.6
    BROADCASTING & PUBLISHING
  Tandy Corp. ...............................................   US              3,300        162,938         2.5
    RETAILERS-OTHER

    The accompanying notes are an integral part of the financial statements.

                GLOBAL CONSUMER PRODUCTS AND SERVICES PORTFOLIO

                                                                                           Market        % of Net
Equity Investments                                             Country      Shares         Value        Assets {d}
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (Continued)
  La Quinta Inns, Inc.  .....................................   US              5,900   $    151,925         2.3
    LODGING
  Fabri-Centers of America: .................................   US                 --             --         2.0
    RETAILERS-APPAREL
    "A"-/- ..................................................   --              4,900         72,888          --
    "B"-/- ..................................................   --              4,900         56,963          --
  Aoyama Trading Co., Ltd.  .................................   JPN             4,400        118,814         1.8
    RETAILERS-APPAREL
  Capital Cities/ABC, Inc. ..................................   US                900        106,763         1.6
    BROADCASTING & PUBLISHING
                                                                                        ------------
                                                                                           2,002,500
                                                                                        ------------
Consumer Durables (12.3%)
  Redman Industries, Inc.-/-  ...............................   US              8,100        210,600         3.2
    HOUSING
  Belmont Homes, Inc. .......................................   US             11,500        201,250         3.1
    HOUSING
  Black & Decker Corp. ......................................   US              5,800        196,475         3.0
    APPLIANCES & HOUSEHOLD
  Nokia AB Preferred - ADR{\/} ..............................   FIN             3,500        195,125         3.0
    CONSUMER ELECTRONICS
                                                                                        ------------
                                                                                             803,450
                                                                                        ------------
Multi Industry/Miscellaneous (3.0%)
  Malbak Ltd. ...............................................   SAFR           29,000        192,856         3.0
                                                                                        ------------
    CONGLOMERATE

Health Care (2.9%)
  COR Therapeutics, Inc.-/- .................................   US             10,000        103,750         1.6
    BIOTECHNOLOGY
  Biovail Corporation International-/- ......................   US              2,200         85,250         1.3
    PHARMACEUTICALS
                                                                                        ------------
                                                                                             189,000
                                                                                        ------------
Technology (0.9%)
  Brooktree Corp.-/- ........................................   US              5,000         60,000         0.9
    COMPUTERS & PERIPHERALS
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $5,256,327)  .................                              5,638,639        86.7
                                                                                        ------------       -----

                                                                                           Market        % of Net
Repurchase Agreement                                                                       Value        Assets {d}
-------------------------------------------------------------                           ------------   -------------
  Dated October 31, 1995 with State Street Bank & Trust
   Company, due November 1, 1995, for an effective yield of
   5.8%, collateralized by $1,180,000 U.S. Treasury Bill, due
   2/08/96 (market value of collateral is $1,162,595,
   including accrued interest). (cost $1,138,183)  ..........                              1,138,183        17.5
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $6,394,510) .........................                              6,776,822       104.2
Other Assets and Liabilities ................................                               (274,568)       (4.2)
                                                                                        ------------       -----

NET ASSETS ..................................................                           $  6,502,254       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

----------------

        {d} Percentages indicated are based on net assets of $6,502,254. {\/} U.S. currency denominated.
        -/-  Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

                GLOBAL CONSUMER PRODUCTS AND SERVICES PORTFOLIO

          * For Federal income tax purposes, cost is $6,394,510 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $     536,510
                 Unrealized depreciation:              (154,198)
                                                  -------------
                 Net unrealized appreciation:     $     382,312
                                                  -------------
                                                  -------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at October 31, 1995, was concentrated in the following countries:

                                         Percentage of Net Assets
                                                    {d}
                                        ---------------------------
                                                 Short-Term
Country(Country Code/Currency Code)     Equity    & Other     Total
--------------------------------------  ------   ----------   -----
Canada (CAN/CAD) .....................    4.0                   4.0
Finland (FIN/FIM) ....................    3.0                   3.0
Hong Kong (HK/HKD) ...................    1.0                   1.0
Italy (ITLY/ITL) .....................    9.4                   9.4
Japan (JPN/JPY) ......................    6.8                   6.8
Netherlands (NETH/NLG) ...............    6.1                   6.1
South Africa (SAFR/ZAR) ..............    3.0                   3.0
Sweden (SWDN/SEK) ....................    3.0                   3.0
United Kingdom (UK/GBP) ..............    2.8                   2.8
United States (US/USD) ...............   47.6       13.3       60.9
                                        ------       ---      -----
Total  ...............................   86.7       13.3      100.0
                                        ------       ---      -----
                                        ------       ---      -----

----------------
{d}  Percentages indicated are based on net assets of $6,502,254.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                OCTOBER 31, 1995

                                                                                Market Value
                                                                                    (U.S.       Contract    Delivery    Unrealized
Contracts to Sell:                                                                Dollars)        Price       Date     Appreciation
                                                                                -------------  -----------  ---------  -------------
Japanese Yen..................................................................       193,549      98.70000   11/24/95    $   6,451
                                                                                -------------                          -------------
    Total Contracts to Sell (Receivable amount $200,000)......................       193,549                                 6,451
                                                                                -------------                          -------------

THE VALUE OF CONTRACTS TO SELL AS A PERCENTAGE OF NET ASSETS IS 2.98%

    Total Open Forward Foreign Currency Contracts, Net........................                                           $   6,451
                                                                                                                       -------------
                                                                                                                       -------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                GLOBAL CONSUMER PRODUCTS AND SERVICES PORTFOLIO

                              STATEMENT OF ASSETS
                                AND LIABILITIES

                                October 31, 1995

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost
   $5,256,327) (Note 1).............................     $5,638,639
  Repurchase agreement, at value and cost (Note
   1)...............................................      1,138,183
  Receivable for open forward foreign currency
   contracts, net (Note 1)..........................          6,451
  Dividends receivable..............................          4,747
                                                         ----------
    Total assets....................................      6,788,020
                                                         ----------
Liabilities:
  Payable for securities purchased..................        192,170
  Due to custodian..................................         54,178
  Payable for investment management and
   administration fees (Note 2).....................         16,284
  Payable for professional fees.....................          8,405
  Payable for Trustees' fees and expenses (Note
   2)...............................................          6,080
  Payable for printing and postage expenses.........          3,200
  Payable for custodian fees (Note 1)...............          2,409
  Other accrued expenses............................          3,040
                                                         ----------
    Total liabilities...............................        285,766
                                                         ----------
Net assets..........................................     $6,502,254
                                                         ----------
                                                         ----------
Net assets consist of:
  Paid in capital...................................     $5,710,341
  Accumulated net investment income.................          6,706
  Accumulated net realized gain on investments and
   foreign currency transactions....................        395,974
  Net unrealized appreciation on translation of
   assets and liabilities in foreign currencies.....          6,921
  Net unrealized appreciation of investments........        382,312
                                                         ----------
Total -- representing net assets applicable to
 shares of beneficial interest outstanding..........     $6,502,254
                                                         ----------
                                                         ----------

    The accompanying notes are an integral part of the financial statements.

                GLOBAL CONSUMER PRODUCTS AND SERVICES PORTFOLIO

                            STATEMENT OF OPERATIONS

       December 30, 1994 (commencement of operations) to October 31, 1995

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Interest income.........................................     $ 37,739
  Dividend income (net of foreign withholding tax of
   $525)..................................................       22,144
                                                               --------
    Total investment income...............................       59,883
                                                               --------
Expenses:
  Investment management and administration fees (Note
   2).....................................................       16,284
  Custodian fees (Note 1).................................       15,890
  Legal fees..............................................        6,080
  Trustees' fees and expenses (Note 2)....................        6,080
  Audit fees..............................................        4,280
  Printing and postage expenses...........................        3,200
  Other expenses..........................................        3,040
                                                               --------
    Total expenses before reductions......................       54,854
                                                               --------
      Expense reductions (Notes 1 & 4)....................       (1,677)
                                                               --------
    Total net expenses....................................       53,177
                                                               --------
Net investment income.....................................        6,706
                                                               --------
Net realized and unrealized gain on
investments and foreign currencies: (Note 1)
  Net realized gain on investments...........     $402,673
  Net realized loss on foreign currency
   transactions..............................       (6,699)
                                                  --------
    Net realized gain during the period...................      395,974
  Net change in unrealized appreciation on
   translation of assets and liabilities in
   foreign currencies........................        6,921
  Net change in unrealized appreciation of
   investments...............................      382,312
                                                  --------
    Net unrealized appreciation during the period.........      389,233
                                                               --------
Net realized and unrealized gain on investments and
 foreign currencies.......................................      785,207
                                                               --------
Net increase in net assets resulting from operations......     $791,913
                                                               --------
                                                               --------

    The accompanying notes are an integral part of the financial statements.

                GLOBAL CONSUMER PRODUCTS AND SERVICES PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                         DECEMBER 30, 1994
                                                         (COMMENCEMENT OF
                                                          OPERATIONS) TO
                                                         OCTOBER 31, 1995
                                                         -----------------
Increase in net assets
Operations:
  Net investment income.............................        $    6,706
  Net realized gain on investments and foreign
   currency transactions............................           395,974
  Net change in unrealized appreciation on
   translation of assets and liabilities in foreign
   currencies.......................................             6,921
  Net change in unrealized appreciation of
   investments......................................           382,312
                                                         -----------------
  Net increase in net assets resulting from
   operations.......................................           791,913
                                                         -----------------
Beneficial interest transactions:
  Contributions.....................................         6,002,349
  Withdrawals.......................................          (392,108)
                                                         -----------------
    Net increase from beneficial interest
     transactions...................................         5,610,241
                                                         -----------------
Total increase in net assets........................         6,402,154
Net assets:
  Beginning of period...............................           100,100
                                                         -----------------
  End of period.....................................        $6,502,254
                                                         -----------------
                                                         -----------------

    The accompanying notes are an integral part of the financial statements.

                GLOBAL CONSUMER PRODUCTS AND SERVICES PORTFOLIO

                               SUPPLEMENTARY DATA

--------------------------------------------------------------------------------
Contained below are ratios and supplemental data that have been derived from information provided in the financial statements.

                                                DECEMBER 30, 1994
                                           (COMMENCEMENT OF OPERATIONS)
                                               TO OCTOBER 31, 1995
                                          ------------------------------
Ratios and supplemental data:
Net assets, end of period (in 000's)....            $   6,502
Ratio of net investment income to
 average net assets:....................                 0.30 %(a)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   4)...................................                 2.37 %(a)
  Without expense reductions............                 2.44 %(a)
Portfolio turnover rate.................                  240 %(a)

----------------

(a)  Annualized.

    The accompanying notes are an integral part of the financial statements.

                GLOBAL CONSUMER PRODUCTS AND SERVICES PORTFOLIO

                                    NOTES TO
                              FINANCIAL STATEMENTS

                                October 31, 1995

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
Global Consumer Products and Services Portfolio ("Portfolio") is organized as a New York Trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified, open-end management investment company. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles.

(A)  PORTFOLIO VALUATION
The Portfolio calculates the net asset value of and completes orders to purchase or repurchase Portfolio shares of beneficial interest on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded, or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by G.T. Capital Management, Inc. ("G.T. Capital") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when G.T. Capital deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued at amortized cost adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Portfolio's Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Portfolio's Board of Trustees.

(B)  FOREIGN CURRENCY TRANSLATION
The accounting records of the Portfolio are maintained in U.S. dollars. The market values of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the Portfolio after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C)  REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Portfolio, it is the Portfolio's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Portfolio under each agreement at its maturity.

                GLOBAL CONSUMER PRODUCTS AND SERVICES PORTFOLIO

(D)  FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contracts") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. When the Forward Contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Forward Contracts involve market risk in excess of the amount shown in the Portfolio's "Statement of Assets and Liabilities." The Portfolio could be exposed to risk if a counterparty is unable to meet the terms of the contract or if the value of the currency changes unfavorably. The Portfolio may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E)  OPTION ACCOUNTING PRINCIPLES
When the Portfolio writes a call or put option, an amount equal to the premium received is included in the Portfolio's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Portfolio can write options only on a covered basis, which, for a call, requires that the Portfolio holds the underlying security and, for a put, requires the Portfolio to set aside cash, U.S. government securities or other liquid, high-grade debt securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Portfolio may use options to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

The premium paid by the Portfolio for the purchase of a call or put option is included in the Portfolio's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio realizes a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Portfolio may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(F)  FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Portfolio is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Portfolio may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

                GLOBAL CONSUMER PRODUCTS AND SERVICES PORTFOLIO

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Portfolio may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Portfolio to subsequently invest at less advantageous prices.

(H)  PORTFOLIO SECURITIES LOANED
For international securities, cash collateral is received by the Portfolio against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For domestic securities, cash collateral is received by the Portfolio against loaned securities in the amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. At October 31, 1995, there were no securities on loan to brokers. For the period ended October 31, 1995, the Fund received fees of $107 which were used to reduce the Fund's custodian fees.

(I)  TAXES
It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code of 1986, as amended ("Code"). Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held.

(J)  FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Portfolio's investments in emerging market countries may involve greater risks than investments in more developed markets and the price of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

In addition, the Portfolio may focus its investments in certain related consumer products and services industries, subjecting the Portfolio to greater risk than a fund that is more diversified.

(K)  INDEXED SECURITIES
The Portfolio may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(L)  RESTRICTED SECURITIES
The Portfolio is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

2. RELATED PARTIES
G.T. Capital is the Portfolio's investment manager and administrator. The Portfolio pays investment management and administration fees to G.T. Capital at the annualized rate of 0.725% on the first $500 million of average daily net assets of the Portfolio; 0.70% on the next $500 million; 0.675% on the next $500 million; and 0.65% on amounts thereafter. These fees are computed daily and paid monthly.

The Portfolio pays each of its Trustees who is not an employee, officer or director of G.T. Capital, G.T. Global Financial Services, Inc. or G.T. Global Investor Services Inc. $500 per year plus $150 for each meeting of the board or any committee thereof attended by the Trustees.

At October 31, 1995, all of the shares of beneficial interest of the Portfolio were owned either by G.T. Global Consumer Products and Services Fund or G.T. Capital.

3. PURCHASES AND SALES OF SECURITIES
For the period ended October 31, 1995, purchases and sales of investment securities by the Portfolio, other than short-term investments, aggregated $8,990,298 and $4,141,883, respectively. There were no purchases or sales of U.S. government obligations by the Portfolio for the period ended October 31, 1995.

4. EXPENSE REDUCTIONS
G.T. Capital has directed certain portfolio trades to brokers who paid a portion of the Portfolio's expenses. For the period ended October 31, 1995, the Portfolio's expenses were reduced by $1,570 under these arrangements.

                G.T. GLOBAL CONSUMER PRODUCTS AND SERVICES FUND

                                     NOTES

--------------------------------------------------------------------------------

                 GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND

                                     [LOGO]

                             GT GLOBAL MUTUAL FUNDS

  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE GT GLOBAL MUTUAL FUNDS, PLEASE CONTACT YOUR INVESTMENT COUNSELOR OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION, INCLUDING CHARGES, EXPENSES AND RISKS. INVESTORS SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS

GT GLOBAL HEALTH CARE FUND
Invests in growing health care industries worldwide

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in the new, unified Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA GROWTH FUND
Concentrates on small and medium-sized companies in the U.S.

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. domiciled companies

GT GLOBAL AMERICA VALUE FUND
Concentrates on large cap equity securities of U.S. companies believed to be undervalued

GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Earns monthly income from global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in debt securities in emerging markets

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

      THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

      [LOGO]

          GT Global Financial Services, Inc.
          Fifty California Street
          27th Floor
          San Francisco, California
          94111-4624

                                     DATED MATERIAL
                                     PLEASE EXPEDITE

          G.T. GLOBAL CONSUMER PRODUCTS AND SERVICES FUND